Shareholders' equity and share-based payments - Variation of the number of shares composing the share capital (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variation of the number of shares composing the share capital
Common shares issued as of the end of the period	2,619,131,285
Treasury shares	137,187,667	33,841,104	24,392,703	15,474,234
Common shares issued
Variation of the number of shares composing the share capital
Common shares issued as of the beginning of the period	2,640,429,329	2,653,124,025	2,601,881,075
Deferred contribution pursuant to capital increase reserved for employees	9,471		18,879
Capital increase reserved for employees	9,358,011	10,589,713	13,160,383
Capital increase as payment of the scrip dividend			38,063,688
Capital reduction by cancellation of treasury shares	(30,665,526)	(23,284,409)
Common shares issued as of the end of the period	2,619,131,285	2,640,429,329	2,653,124,025